Consolidated Balance Sheets $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 712,231,000	$ 103,264	¥ 502,420,000
Inventories, net		77,782,000	11,277	66,818,000
Prepayments and other current assets		41,968,000	6,085	38,124,000
Total current assets		831,981,000	120,626	607,362,000
Non-current assets:
Property, equipment, and software, net		6,965,000	1,009	1,623,000
Right-of-use assets		1,329,000	193	2,275,000
Prepayments on long-term assets		112,856,000	16,362	0
Total non-current assets		121,150,000	17,564	3,898,000
Total assets		953,131,000	138,190	611,260,000
Current liabilities:
Accounts payable		2,903,000	420	6,583,000
Contract liabilities		6,000	1	3,002,000
Income tax payable		2,239,000	325	0
Lease liabilities		972,000	141	934,000
Provision for warranty		223,000	32	463,000
Accrued liabilities and other current liabilities		12,855,000	1,863	20,615,000
Total current liabilities		19,198,000	2,782	31,597,000
Non-current liabilities:
Deferred tax liabilities		42,000	6	0
Lease liabilities		294,000	43	1,267,000
Total non-current liabilities		336,000	49	1,267,000
Total liabilities		19,534,000	2,831	32,864,000
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 shares issued and outstanding as of both December 31, 2021 and 2022)	[1]	1,000	0	1,000
Subscriptions receivable from shareholders		(1,000)	0	(1,000)
Additional paid-in capital		144,577,000	20,962	144,577,000
Statutory reserve		47,478,000	6,884	43,674,000
Retained earnings		741,542,000	107,513	390,145,000
Total equity		933,597,000	135,359	578,396,000
Total liabilities and shareholders' equity		¥ 953,131,000	$ 138,190	¥ 611,260,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.